Financial Instrument Risk - Foreign Exchange Rate Sensitivity (Details) - Currency risk - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on profit	£ 1,066	£ 383
Reasonably possible decrease in risk variable, impact on profit	(1,073)	(375)
Reasonably possible increase in risk variable, impact on equity	7,532	3,526
Reasonably possible decrease in risk variable, impact on equity	£ (7,577)	£ (3,458)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	6.00%	4.00%
Reasonably possible decrease in risk variable, percent	(6.00%)	(4.00%)